Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	100,000,000	100,000,000	50,000,000
Common stock, issued	34,234,580	32,044,087	27,555,948
Common stock, outstanding	34,234,580	32,044,087	27,555,948